Balance Sheets - USD ($)	Aug. 31, 2017	Aug. 31, 2016
Current assets
Cash and cash equivalents	$ 13,380	$ 980
Total current assets	13,380	980
Total Assets	13,380	980
Current liabilities
Accounts payable and accrued liabilities	5,333	3,391
Accounts payable due to related parties (Note 3)	599	153,874
Due to related parties (Note 3)	70,673	57,373
Total current liabilities	76,605	214,638
Total Liabilities	76,605	214,638
Stockholders’ deficit
Capital stock (Note 4) Authorized 75,000,000 of common shares, par value $0.001 Issued and outstanding 23,977,264 common shares issued and outstanding (2016 – 22,170,000), par value $0.001	23,977	22,170
Additional paid in capital	265,073	86,180
Accumulated deficit	(352,275)	(322,008)
Total stockholders’ deficit	(63,225)	(213,658)
Total Liabilities and Stockholders' Deficit	$ 13,380	$ 980